Note 9 - Production Costs	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
9	Production costs

	2022	2021	2020

Salaries and wages*	23,037	20,609	16,122
Consumable materials – Operations*	23,601	17,375	14,938
Consumable materials – COVID-19	311	297	824
Electricity costs*	9,634	10,407	8,312
Safety	998	774	708
Cash-settled share-based expense (note 12.1(a))	853	692	634
On mine administration*	2,736	1,806	1,304
Security costs	1,093	826	496
Obsolete inventory (note 20)	563	36	-
Pre-feasibility exploration costs	172	304	373
	62,998	53,126	43,711

* Gold work in progress included in the production cost amounts above were:

	2022	2021	2020

Salaries and wages	(151)	94	311
Consumable materials – Operations	(226)	87	580
Electricity costs	(43)	44	241
On mine administration	(26)	18	34
	(446)	243	1,166

The gold work in progress movement is negative in 2022 due to the high gold work in progress ounces at year end.